Property, Plant and Equipment	9 Months Ended
Dec. 31, 2021
Equipment on operating leases [member]
Statement [LineItems]
Property, Plant and Equipment
(6) Equipment on Operating Leases

The additions to equipment on operating leases for the nine months ended December 31, 2020 and 2021 are¥1,482,193 million and ¥1,636,938 million, respectively.

The sales or disposals of equipment on operating leases for the nine months ended December 31, 2020 and 2021 are ¥764,146 million and ¥976,175 million, respectively.

Property, plant and equipment [member]
Statement [LineItems]
Property, Plant and Equipment
(7) Property, Plant and Equipment

The additions to property, plant and equipment for the nine months ended December 31, 2020 and 2021 are ¥251,576 million and ¥242,976 million, respectively.

The sales or disposals of property, plant and equipment for the nine months ended December 31, 2020 and 2021 are ¥29,340 million and ¥21,982 million, respectively.